Organization Nature and Continuance of Operations (Details Narrative) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization Nature And Continuance Of Operations Details Narrative
Accumulated deficit	$ 6,125,495	$ 5,523,792	$ 4,491,004